Leases (Tables)	6 Months Ended
Mar. 31, 2022
Leases
Schedule of supplemental balance sheet information related to operating leases from continuing operations

	March 31,	September 30,
	2022	2021
	(unaudited)
Right-of-use assets under operating leases	$415,268	$97,160

Operating lease liabilities, current	77,499	36,720
Operating lease liabilities, non-current	35,970	32,351
Total operating lease liabilities	$113,469	$69,071

Schedule of maturity of operating lease liabilities

March 31,
2022
(unaudited)
Remainder of fiscal 2022	$79,339
Fiscal 2023	18,990
Fiscal 2024	18,990
Total future minimum lease payments	117,319
Less: Imputed interest	(3,850)
Total	$113,469